Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock voting rights		one vote	one vote
Proceeds from issuance of private placement		$ 10,000
Common Stock, Shares Authorized		1,000,000,000	185,000,000	98,973,453
Common Stock, Shares, Issued		35,718,764	544,210	333,658
Common Stock, Shares, Outstanding		35,718,764	544,210	333,658
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Class of Stock [Line Items]
Dividends declared or paid		$ 0	$ 0
Private Placement [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction	590,318
Sale of stock, price per share	$ 16.94
Proceeds from issuance of private placement	$ 10,000